Investment Risks - CLASS I - NICHOLAS EQUITY INCOME FUND INC	Oct. 31, 2025
Portfolio Specific Risk [Member]
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Portfolio-Specific Risk – From time to time, the value of an individual company may decline due to a particular set of circumstances affecting that company, its industry or certain companies within the industry, while having little or no impact on other similar companies within the industry. Although the Fund will invest most of its assets in the securities of medium- and large‑sized companies, the Fund may face additional risks due to its investments in small‑sized companies. Securities of small- to medium‑sized companies often fluctuate in price more than common stocks of larger companies.

Interest Rate Risk [Member]
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Interest Rate Risk – Interest rate risk refers to the risk that the prices of the Fund’s investments, particularly fixed income investments, are likely to fall if interest rates rise. This is because the prices of debt securities typically move in the opposite direction of interest rates. Debt securities with longer maturities generally are affected to a greater degree than debt securities with shorter maturities. Because the Fund does not have a policy limiting the maturity of its investments, and the Fund may invest in debt securities with longer maturities, the Fund may be subject to greater interest rate risk than a fund that primarily invests in short-term debt securities.

In addition, the income you receive from the Fund is based in part on interest rates which can vary widely over the short- and long-term. If interest rates decline, your income from the Fund may decline as well.

Selection Risk [Member]
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Selection Risk – The Fund also faces selection risk, which is the risk that the investments the Fund purchases will underperform markets or other mutual funds with similar investment objectives and strategies.

Risks Related to Preferred Stock and Convertible Investments [Member]
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Risks Related to Preferred Stock and Convertible Investments – Preferred stocks may provide a higher dividend rate than the interest yield on debt securities of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non‑receipt of income. Preferred stocks are in many ways like perpetual debt securities, providing a stream of income but without a stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. The value of convertible preferred stock and debt securities convertible into common stock generally will be affected by its stated dividend rate or interest rate, as applicable, and the value of the underlying common stock. As a result of the conversion feature, the dividend rate or interest rate on convertible preferred stock or convertible debt securities generally is less than would be the case if the security were not convertible. Therefore, the value of convertible preferred stock and convertible debt securities will be affected by the factors that affect both equity securities (such as stock market movements) and debt securities (such as interest rates). Some convertible securities might require the Fund to sell the securities back to the issuer or a third party at a time that is disadvantageous to the Fund.

Investments in Unrated Debt Securities [Member]
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Investments in Unrated Debt Securities – Although unrated securities are not necessarily of lower quality than rated securities, the market for them may not be as liquid and thus they may carry greater market risk and a higher yield than rated securities.

High Yield Bond Market Risk [Member]
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High Yield Bond Market Risk – The entire high yield bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default or just a change in the market’s volatility.

Call Risk [Member]
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Call Risk – If interest rates fall, it is possible that issuers of bonds with high interest rates will prepay or “call” their bonds before their maturity dates. In such event, the proceeds could be reinvested by the Fund in bonds with the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Risks Related to Investments in REITs and Other Real Estate Based Securities [Member]
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Risks Related to Investments in REITs and Other Real Estate-Based Securities – These securities are subject to risks related to the real estate industry. The performance of these securities is dependent on the types and locations of the properties owned by the entities issuing the securities and how well the properties are managed. In addition, these securities also are subject to market risk (the risk that stock prices overall will decline over short or even extended periods) and interest rate risk (the risk that the prices of these securities will decrease if interest rates rise).

Public Health Threats Risk [Member]
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Public Health Threats Risk – Threats to public health can have a negative impact on the global economy and financial markets, which could adversely affect the securities held by the Fund. Impacts of public health threats may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks may exacerbate other pre‑existing political, social and economic risks and disrupt normal market conditions and operations. The impact of an outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. These developments as well as other events could result in further market volatility and negatively affect security prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Cybersecurity Risk [Member]
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Cybersecurity Risk – The Fund, its service providers, and third party fund distribution platforms, and your ability to transact with the Fund, may be negatively impacted due to operational risks arising from, among other issues, human errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality. The occurrence of any of these issues could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its shareholders. Cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.

Credit Risk [Member]
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Credit Risk – Credit risk involves the possibility that the issuers of securities held in the Fund’s portfolio may fail to make timely interest and principal payments. The Fund’s investments may include non‑investment grade securities (securities with lower credit qualities) which recognized rating agencies consider speculative with respect to the issuer’s continuing ability to pay interest or principal.

Stock Market Risk [Member]
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Stock Market Risk – Stock market risk involves the possibility that the value of the Fund’s investments in equity securities will decrease because of declines in the stock market, regardless of the success or failure of the operations of the Fund’s portfolio companies. At other times, there are specific factors that may adversely affect the value of a particular investment of the Fund.

Risk Lose Money [Member]
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Risk [Text Block]	If the value of the Fund shares or the values of the Fund’s investments go down, you may lose money.